Impairment loss on marketable securities and investments in associated companies - Seadrill Partners - Member interest - Impairment of Cost method investments (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Total impairment of investments			$ 841	$ 895	$ 1,285
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments	$ 73		$ 805	$ 653	$ 533
Incentive Distribution Rights | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Total impairment of investments		$ (106)